Expense Example - (Allspring Exchange-Traded Funds Trust)	Sep. 30, 2024 USD ($)
(Allspring SMID Core ETF) | Allspring SMID Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
(Allspring Ultra Short Municipal ETF) | Allspring Ultra Short Municipal ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	$ 58